Vessels, net and Advances for vessel acquisition (Details Narrative)	4 Months Ended		5 Months Ended	6 Months Ended
	May 13, 2022 USD ($)	Apr. 29, 2022 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Impairment or reversal of impairment				$ 0
Purchase price				(0)	$ 27,000,000
Cash advances and loans made to other parties, classified as investing activities				$ 21,220,000	$ 1,631,000
Calypso Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
Vessel type		bulk carrier
Vessel Capacity		64,000
Vessel Delivery Date		during the first half of 2024
Purchase price		$ 37,500,000
Cash advances and loans made to other parties, classified as investing activities			$ 7,400,000
Daxos Maritime Limited [member]
IfrsStatementLineItems [Line Items]
Vessel type	bulk carrier
Vessel Capacity	64,000
Vessel Delivery Date		during the third quarter of 2024
Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
Vessel type	bulk carrier
Vessel Capacity	64,000
Vessel Delivery Date		during the fourth quarter of 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
Purchase price	$ 70,300,000
Cash advances and loans made to other parties, classified as investing activities			$ 13,800,000